 December 14, 2012

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert VP S&P 500 Index Portfolio, a series of Calvert Variable Products, Inc. (File No. 333-__________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of Calvert Variable Products, Inc. is Form N-14 for the Calvert VP S&P 500 Index Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”).

The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of Calvert VP SRI Strategic Portfolio, a series of Calvert Variable Series, Inc., into Calvert VP S&P 500 Index Portfolio.

Please note that the net asset value of Calvert VP SRI Strategic Portfolio is less than 10 percent of the net asset value of Calvert VP S&P 500 Index Portfolio.  Accordingly, in reliance on paragraph 2 of Item 14 of Form N-14 pro forma financial statements are not included in Part B of this Form N-14.

It is proposed that this filing will become effective on January 31, 2013 pursuant to Rule 488 under the 1933 Act.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel

            Calvert Investments, Inc.